Derivative financial instrument liabilities (Details Narrative) - USD ($) $ in Millions	3 Months Ended
	Nov. 30, 2023	Nov. 30, 2022
Derivative Financial Instrument Liabilities
Derivative warrant liabilities	$ 3.3
Gain on fair value	$ 0.2	$ 3.4